EQUITY INVESTMENTS (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Liyu [Member]
Equity Method Investment, Ownership Percentage	30.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	5,161	4,030	2,954
Proceeds from Equity Method Investment, Dividends or Distributions	2,700	2,100	2,467
Jinong [Member]
Equity Method Investment, Ownership Percentage		17.94%	23.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	0	0
Income (Loss) from Subsidiaries, Net of Tax, Total			1,345